Earnings per ordinary share - Summary of Earnings Per Ordinary Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic earnings/(loss) per ordinary share
Profit available for equity holders	$ 750	$ 375	$ 266
Basic weighted average number of ordinary shares (millions)	169	181	183
Basic earnings per ordinary share	$ 4.438	$ 2.072	$ 1.454
Diluted earnings/(loss) per ordinary share
Profit available for equity holders	$ 750	$ 375	$ 266
Diluted weighted average number of ordinary shares (millions)	170	182	184
Diluted earnings per ordinary share	$ 4.412	$ 2.06	$ 1.446
Basic and diluted share denominators are calculated as follows:
Weighted average number of ordinary shares in issue	177	187	187
Weighted average number of treasury shares	(8)	(6)	(4)
Basic weighted average number of ordinary shares	169	181	183
Dilutive potential ordinary shares	1	1	1
Diluted weighted average number of ordinary shares	170	182	184